Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2015
Financial Instruments with off-Balance Sheet Risk [Abstract]
Financial Instruments with Off-Balance Sheet Risk

22.  Financial Instruments With Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments may include commitments to extend credit and letters of credit. These instruments involve, to varying degrees, elements of credit risk that are not recognized in the consolidated financial statements.

Exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and letters of credit is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making these commitments and conditional obligations as it does for on-balance sheet instruments. The Company controls the credit risk of its financial instruments through credit approvals, limits and monitoring procedures; however, it does not generally require collateral for such financial instruments since there is no principal credit risk.

A summary of the Company’s financial instrument commitments is as follows (in thousands):

	December 31,
	2015	2014
Commitments to grant loans	$42,619	$38,776
Unfunded commitments under lines of credit	4,661	6,245
Outstanding letters of credit	2,586	1,703

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since portions of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained by the Bank upon extension of credit is based on management's credit evaluation of the counter-party. Collateral held varies but may include personal or commercial real estate, accounts receivable, inventory and equipment.

Outstanding letters of credit are instruments issued by the Bank that guarantee the beneficiary payment by the Bank in the event of default by the Bank’s customer in the non-performance of an obligation or service. Most letters of credit are extended for one year periods. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Bank holds collateral supporting those commitments for which collateral is deemed necessary. The amount of the liability as of December 31, 2014 and 2013 for guarantees under letters of credit issued is not material.

The maximum undiscounted exposure related to these guarantees at December 31, 2015 was $2,586,000, and the approximate value of underlying collateral upon liquidation that would be expected to cover this maximum potential exposure was $5,818,000.